Quarterly Holdings Report
for
Fidelity® Sustainable U.S. Equity ETF
April 30, 2024
SUE-NPRT3-0624
1.9901536.102
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.3%
Entertainment - 3.2%
Netflix, Inc. (a)	182	100,216
The Walt Disney Co.	2,727	302,970
		403,186
Interactive Media & Services - 4.4%
Alphabet, Inc. Class A	3,419	556,545
Media - 1.7%
Comcast Corp. Class A	3,252	123,934
TEGNA, Inc.	6,681	91,129
		215,063
TOTAL COMMUNICATION SERVICES		1,174,794
CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 0.5%
Aptiv PLC (a)	969	68,799
Automobiles - 1.1%
General Motors Co.	716	31,883
Tesla, Inc. (a)	615	112,717
		144,600
Broadline Retail - 4.2%
Amazon.com, Inc. (a)	2,999	524,825
Hotels, Restaurants & Leisure - 1.9%
Hilton Worldwide Holdings, Inc.	711	140,266
Starbucks Corp.	1,169	103,445
		243,711
Household Durables - 0.9%
Taylor Morrison Home Corp. (a)	2,056	115,157
Specialty Retail - 1.8%
Lowe's Companies, Inc.	972	221,606
TOTAL CONSUMER DISCRETIONARY		1,318,698
CONSUMER STAPLES - 5.6%
Consumer Staples Distribution & Retail - 1.7%
Albertsons Companies, Inc.	5,163	105,325
Sprouts Farmers Market LLC (a)	1,639	108,223
		213,548
Food Products - 0.4%
Nomad Foods Ltd.	2,765	49,936
Household Products - 3.0%
Procter & Gamble Co.	2,282	372,422
Personal Care Products - 0.5%
Estee Lauder Companies, Inc. Class A	455	66,753
TOTAL CONSUMER STAPLES		702,659
ENERGY - 2.5%
Energy Equipment & Services - 1.6%
Baker Hughes Co. Class A	6,445	210,236
Oil, Gas & Consumable Fuels - 0.9%
Cheniere Energy, Inc.	707	111,579
TOTAL ENERGY		321,815
FINANCIALS - 13.5%
Banks - 1.4%
Bank of America Corp.	2,146	79,423
Citigroup, Inc.	1,644	100,827
		180,250
Capital Markets - 4.3%
BlackRock, Inc. Class A	265	199,980
Moody's Corp.	727	269,230
Northern Trust Corp.	885	72,915
		542,125
Consumer Finance - 2.6%
American Express Co.	1,116	261,177
Discover Financial Services	487	61,718
		322,895
Financial Services - 2.6%
MasterCard, Inc. Class A	577	260,342
Voya Financial, Inc.	975	66,456
		326,798
Insurance - 2.6%
The Travelers Companies, Inc.	1,581	335,425
TOTAL FINANCIALS		1,707,493
HEALTH CARE - 13.2%
Biotechnology - 1.5%
Gilead Sciences, Inc.	2,224	145,005
Moderna, Inc. (a)	390	43,021
		188,026
Health Care Providers & Services - 5.0%
BrightSpring Health Services, Inc.	11,042	118,039
Centene Corp. (a)	1,978	144,513
Cigna Group	961	343,115
CVS Health Corp.	342	23,157
		628,824
Life Sciences Tools & Services - 3.0%
Danaher Corp.	695	171,401
ICON PLC (a)	693	206,431
		377,832
Pharmaceuticals - 3.7%
Merck & Co., Inc.	2,946	380,682
Zoetis, Inc. Class A	572	91,085
		471,767
TOTAL HEALTH CARE		1,666,449
INDUSTRIALS - 11.1%
Air Freight & Logistics - 1.0%
United Parcel Service, Inc. Class B	879	129,635
Building Products - 1.1%
Johnson Controls International PLC	2,119	137,883
Commercial Services & Supplies - 1.2%
Veralto Corp.	1,572	147,265
Electrical Equipment - 2.8%
Acuity Brands, Inc.	733	182,004
Generac Holdings, Inc. (a)	496	67,436
Regal Rexnord Corp.	664	107,150
		356,590
Machinery - 2.4%
Deere & Co.	292	114,292
Ingersoll Rand, Inc.	1,248	116,463
Timken Co.	797	71,108
		301,863
Professional Services - 2.6%
KBR, Inc.	3,580	232,485
ManpowerGroup, Inc.	1,233	93,030
UL Solutions, Inc. Class A	200	7,020
		332,535
TOTAL INDUSTRIALS		1,405,771
INFORMATION TECHNOLOGY - 25.6%
IT Services - 1.8%
Accenture PLC Class A	775	233,205
Semiconductors & Semiconductor Equipment - 9.5%
Advanced Micro Devices, Inc. (a)	484	76,656
First Solar, Inc. (a)	390	68,757
NVIDIA Corp.	886	765,522
NXP Semiconductors NV	268	68,659
ON Semiconductor Corp. (a)	3,224	226,196
		1,205,790
Software - 11.2%
Gen Digital, Inc.	3,178	64,005
Intuit, Inc.	261	163,287
Microsoft Corp.	2,495	971,379
Salesforce, Inc.	804	216,228
		1,414,899
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	2,272	386,990
TOTAL INFORMATION TECHNOLOGY		3,240,884
MATERIALS - 4.3%
Chemicals - 2.0%
Linde PLC	584	257,521
Containers & Packaging - 2.3%
Avery Dennison Corp.	790	171,651
Crown Holdings, Inc.	1,464	120,150
		291,801
TOTAL MATERIALS		549,322
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Prologis, Inc.	1,600	163,280
UTILITIES - 1.8%
Electric Utilities - 1.3%
NextEra Energy, Inc.	2,452	164,210
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy, Inc. Class C	2,680	62,658
TOTAL UTILITIES		226,868
TOTAL COMMON STOCKS (Cost $10,480,732)		12,478,033

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $10,480,732)	12,478,033
NET OTHER ASSETS (LIABILITIES) - 1.4%	175,548
NET ASSETS - 100.0%	12,653,581

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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